Incorporated herein by reference is a supplement to the prospectus of MFS High Income Series, a series of MFS Variable Insurance Trust (File No. 033-74668), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2012 (SEC Accession No. 0000912938-12-000473).